Share-Based Compensation and Employee Benefit Plans (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of outstanding stock options
Number of options outstanding, beginning balance	6,809,000	7,733,000	9,576,000
Weighted average exercise price, beginning balance	$ 26.47	$ 26.53	$ 26.14
Number of options, granted	0	0	3,000
Weighted average exercise price options, granted	$ 0.00	$ 0.00	$ 21.67
Number of options, exercised	(2,253,000)	(203,000)	(202,000)
Weighted average exercise price options, exercised	$ 21.75	$ 8.99	$ 8.92
Number of options, forfeited	(1,511,000)	(721,000)	(1,644,000)
Weighted average exercise price options, forfeited	$ 29.66	$ 32.09	$ 26.43
Number of options outstanding, ending balance	3,045,000	6,809,000	7,733,000
Weighted average exercise price, ending balance	$ 28.39	$ 26.47	$ 26.53
Number of options exercisable at end of year	2,841,000	6,146,000	5,996,000
Weighted average exercise price, exercisable	$ 29.79	$ 27.50	$ 29.54